AXP(SM)
                                                                  Tax-Exempt
                                                                   Bond Fund
                                                      1999 SEMIANNUAL REPORT
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The goal of AXP  Tax-Exempt  Bond Fund is to provide  shareholders  with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.


Distributed by American Express Financial Advisors Inc.


AMERICAN EXPRESS Financial Advisors

Double-barreled  Benefit
Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.


CONTENTS
From the Chairman.........................3
From the Portfolio Manager................3
Fund Facts................................5
The 10 Largest Holdings...................6
Financial Statements......................7
Notes to Financial Statements............10
Investments in Securities................17

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name  from  "IDS" to "AXP."
o A new  shareholder service and distribution plan.
o Changes with respect to fundamental  investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager
Rising interest rates hampered the performance of AXP Tax-Exempt Bond Fund during the first half of the fiscal year -- December 1998 through May 1999. While the rate rise had little effect on the Fund's dividend, it did reduce its net asset value, ultimately resulting in a total return of 0.25% for Class A shares.

The bond market was coming off a strong rally when the period began. Assured by remarkably low inflation figures, long-term interest rates had embarked on a downward path late last spring. That trend was reinforced during the summer and fall when financial crises in several developing countries prompted central banks, including the Federal Reserve in the U.S., to cut short-term interest rates. Along the way, bond prices (which move in the opposite direction of interest rates) rose accordingly.

But by December, the investment mood had switched from worrying about the possibility of worldwide recession to fretting about whether economic growth in the U.S. was actually too strong and would soon spark a fire under inflation. The result was increased selling pressure in the bond market, which in turn drove long-term interest rates up and prices down through the end of the period.

RAISING RESERVES
While municipal bonds were less affected than other sectors of the market, especially U.S. Treasury bonds, they did experience some price erosion. To counter the trend, I raised the level of cash reserves in the Fund's portfolio, which provided a bit of a cushion for the net asset value. Late in the period, I put most of that cash to work by buying bonds, whose yields had risen to attractive levels. Those purchases centered on AAA-rated and BBB-rated issues.

Probably the biggest benefit the market for municipal bonds enjoyed during the period was a decrease in the supply of new issues, which reached a near-record level in 1998 and, consequently, helped hold back bond prices. Still, that wasn't enough to undo the negative effect of the interest-rate rise.

Looking toward the rest of the fiscal year, I think interest rates could go either direction, but I doubt that we'll see a substantial move up or down. Given that outlook, I plan to keep the portfolio's duration (a function of the average maturity of the holdings that determines the Fund's sensitivity to interest-rate swings) in the neutral range. Meanwhile, I will continue to focus on keeping the income level as high as possible within the bounds of investment prudence.


Terry L. Seierstad

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                           $4.08
Nov. 30, 1998                                                          $4.18
Decrease                                                               $0.10

Distributions -- Dec. 1, 1998 - May 31, 1999
From income                                                            $0.11
From capital gains                                                     $  --
Total distribution                                                     $0.11
Total return*                                                         +0.25%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                           $4.08
Nov. 30, 1998                                                          $4.18
Decrease                                                               $0.10

Distributions -- Dec. 1, 1998 - May 31, 1999
From income                                                            $0.09
From capital gains                                                     $  --
Total distribution                                                     $0.09
Total return*                                                         -0.16%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                           $4.08
Nov. 30, 1998                                                          $4.18
Decrease                                                               $0.10

Distributions -- Dec. 1, 1998 - May 31, 1999
From income                                                            $0.11
From capital gains                                                     $  --
Total distribution                                                     $0.11
Total return*                                                         +0.25%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings

                                                      Percent                     Value
                                                  (of net assets)         (as of May 31, 1999)
San Antonio Texas Water Refunding Revenue Bonds
 6.40% 2007                                              2.71%                $27,046,999

Delaware County Pennsylvania Industrial Development
Authority Pollution Control Refunding Revenue Bonds
Philadelphia Electric Series 1991A
 7.38% 2021                                              2.50                  24,976,175

Chicago Illinois Public Building Commission
Building Revenue Bonds Chicago Board of Education
Series 1990A Escrowed to Maturity
 6.50% 2018                                              2.39                  23,878,349

New York State Urban Development Capital
Correctional Facilities Revenue Bonds 4th Series 1993
 5.38% 2023                                              2.38                  23,797,852

Georgia Municipal Electric Authority Special Obligation
Bonds Project 1 4th Crossover Series 1997X
 6.50% 2020                                              2.29                  22,847,498

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
 6.50% 2024                                              2.01                  20,054,400

New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
 5.25% 2021                                              1.96                  19,616,400

King County Washington Unlimited Tax General Obligation
Bonds Issaquah School District 411 Series 1992
 6.38% 2008                                              1.89                  18,865,261

Massachusetts Turnpike Authority Metro Highway System
Senior Lien Revenue Bonds Toll Road Series 1997A
 5.00% 2037                                              1.88                  18,747,800

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Revenue Capital Appreciation
Bonds Zero Coupon Escrowed to Maturity
 6.69% 2014                                              1.81                  18,022,680

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart

                           The 10 holdings listed here
                           make up 21.82% of net assets


Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

May 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $885,559,648)                                                      $  992,794,665
Accrued interest receivable                                                                14,939,832
Receivable for investment securities sold                                                     318,577
                                                                                              -------
Total assets                                                                            1,008,053,074
                                                                                        -------------
Liabilities
Dividends payable to shareholders                                                             136,058
Disbursement in excess of cash on demand deposit                                                9,961
Payable for investment securities purchased                                                 9,313,111
Accrued investment management services fee                                                     12,292
Accrued distribution fee                                                                          850
Accrued service fee                                                                            12,427
Accrued transfer agency fee                                                                     1,404
Accrued administrative services fee                                                             1,093
Other accrued expenses                                                                        208,319
                                                                                              -------
Total liabilities                                                                           9,695,515
                                                                                            ---------
Net assets applicable to outstanding capital stock                                     $  998,357,559
                                                                                       ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                                $    2,444,769
Additional paid-in capital                                                                917,094,543
Undistributed net investment income                                                         1,066,436
Accumulated net realized gain (loss) (Note 5)                                             (29,483,206)
Unrealized appreciation (depreciation) on investments                                     107,235,017
                                                                                          -----------
Total-- representing net assets applicable to outstanding capital stock                $  998,357,559
                                                                                       ==============
Net assets applicable to outstanding shares:              Class A                      $  956,858,511
                                                          Class B                      $   41,288,612
                                                          Class Y                      $      210,436
Net asset value per share of outstanding capital stock:   Class A shares   234,316,294 $         4.08
                                                          Class B shares    10,109,061 $         4.08
                                                          Class Y shares        51,561 $         4.08


See accompanying notes to financial statements.



Statement of operations
AXP Tax-Exempt Bond Fund

Six months ended May 31, 1999 (Unaudited)

Investment income
Income:
Interest                                                                    $29,804,359
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                            2,240,562
Distribution fee-- Class B                                                      143,617
Transfer agency fee                                                             210,446
Incremental transfer agency fee
   Class A                                                                       23,718
   Class B                                                                        2,341
Service fee
   Class A                                                                      834,961
   Class B                                                                       33,474
   Class Y                                                                           37
Administrative services fees and expenses                                       208,666
Compensation of board members                                                     5,793
Custodian fees                                                                   27,818
Printing and postage                                                             69,225
Registration fees                                                                17,617
Audit fees                                                                       17,500
Other                                                                               198
                                                                                    ---
Total expenses                                                                3,835,973
   Earnings credits on cash balances (Note 2)                                   (23,685)
                                                                                -------
Total net expenses                                                            3,812,288
                                                                              ---------
Investment income (loss) -- net                                              25,992,071
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                             2,229,509
   Financial futures contracts                                                  149,201
                                                                                -------
Net realized gain (loss) on investments                                       2,378,710
Net change in unrealized appreciation (depreciation) on investments         (26,729,900)
                                                                            -----------
Net gain (loss) on investments                                              (24,351,190)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $  1,640,881
                                                                           ============

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Tax-Exempt Bond Fund
                                                                      May 31, 1999     Nov. 30, 1998
                                                                    Six months ended    Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                      $   25,992,071  $   50,641,914
Net realized gain (loss) on security transactions                         2,378,710       4,029,875
Net change in unrealized appreciation (depreciation) on investments     (26,729,900)     14,379,392
                                                                        -----------      ----------
Net increase (decrease) in net assets resulting from operations           1,640,881      69,051,181
                                                                          ---------      ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (24,154,961)    (49,578,026)
      Class B                                                              (822,858)     (1,248,165)
      Class Y                                                                (1,920)           (547)
   Net realized gain
      Class A                                                               (47,187)             --
      Class B                                                                (1,759)             --
                                                                             ------           -----
Total distributions                                                     (25,028,685)    (50,826,738)
                                                                        -----------     -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                               40,323,973      66,212,026
   Class B shares                                                        10,500,523      13,408,510
   Class Y shares                                                           199,999              --
Reinvestment of distributions at net asset value
   Class A shares                                                        16,979,434      33,468,237
   Class B shares                                                           707,134       1,034,720
   Class Y shares                                                             1,899             547
Payments for redemptions
   Class A shares                                                       (61,845,314)   (131,187,960)
   Class B shares (Note 2)                                               (3,880,923)     (4,607,635)
                        -                                                ----------      ----------
Increase (decrease) in net assets from capital share transactions         2,986,725     (21,671,555)
                                                                          ---------     -----------
Total increase (decrease) in net assets                                 (20,401,079)     (3,447,112)
Net assets at beginning of period                                     1,018,758,638   1,022,205,750
                                                                      -------------   -------------
Net assets at end of period                                          $  998,357,559  $1,018,758,638
                                                                     ==============  ==============
Undistributed net investment income                                  $    1,066,436  $       54,104
                                                                     --------------  --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Tax-Exempt Bond Fund
(Unaudited as to May 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Tax-Exempt Bond Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt securities whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares. Effective July 1, 1999, the Fund will pay a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective July 1, 1999, the Fund will convert the Shareholder Service Agreement with respect to Class A and Class B shares into the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $716,089 for Class A and $36,122 for Class B for the six months ended May 31, 1999.

During the six months ended May 31, 1999, the Fund's custodian and transfer agency fees were reduced by $23,685 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $173,862,810 and $183,338,158, respectively, for the six months ended May 31, 1999. Realized gains and losses are determined on an identified cost basis.


4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:



                                             Six months ended May 31, 1999
                                         Class A         Class B        Class Y
Sold                                    9,707,048       2,527,109       48,438
Issued for reinvested distributions     4,100,842         170,810          463
Redeemed                              (14,906,326)       (936,224)          --
                                      -----------        --------
Net increase (decrease)                (1,098,436)      1,761,695       48,901

                                                Year ended Nov. 30, 1998
                                         Class A         Class B        Class Y
Sold                                   15,936,719       3,225,410           --
Issued for reinvested distributions     8,065,228         249,252          130
Redeemed                              (31,574,929)     (1,109,858)          --
                                      -----------      ----------
Net increase (decrease)                (7,572,982)      2,364,804          130



5. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $8,131,600 as of Nov. 30, 1998 that will expire in 2002 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any realized capital gains until the available capital loss carryover has been offset or expires.


6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 1999.


7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov. 30,

Per share income and capital changesa

                                                                     Class A

                                                   1999d     1998      1997       1996       1995

Net asset value, beginning of period              $4.18     $4.11     $4.01      $4.06      $3.54

Income from investment operations:

Net investment income (loss)                        .10       .21       .21        .20        .21

Net gains (losses) (both realized and unrealized)  (.09)      .07       .10      (.05)        .52

Total from investment operations                    .01       .28       .31        .15        .73

Less distributions:

Dividends from net investment income               (.11)     (.21)     (.21)      (.20)      (.21)

Net asset value, end of period                    $4.08     $4.18     $4.11      $4.01      $4.06

Ratios/supplemental data

Net assets, end of period (in millions)            $957      $984      $998     $1,067     $1,162

Ratio of expenses to average daily net assetsb     .74%e     .73%      .73%       .73%       .71%

Ratio of net investment income (loss)
to average daily net assets                       5.24%e    4.96%     5.19%      5.15%      5.52%

Portfolio turnover rate
(excluding short-term securities)                   18%       18%       19%        62%        54%

Total returnc                                      .25%     6.96%     7.78%      4.01%     21.06%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
c Total return does not reflect  payment of a sales  charge.
d Six months ended May 31, 1999 (Unaudited).
e Adjusted to an annual basis.



Fiscal period ended Nov. 30,
Per share income and capital changesa

                                           Class B                             Class Y

                               1999f  1998  1997   1996  1995b     1999f  1998   1997  1996   1995b

Net asset value, beginning
of period                     $4.18  $4.11 $4.01  $4.06 $3.88     $4.18  $4.11  $4.01 $4.06  $3.88

Income from investment operations:

Net investment income (loss)    .09    .18   .18    .17   .14       .11    .21    .21   .21    .16

Net gains (losses) (both
realized and unrealized)       (.10)   .07   .10   (.05)  .18      (.10)   .07    .10  (.05)   .18

Total from investment
operations                     (.01)   .25   .28    .12   .32       .01    .28    .31   .16    .34

Less distributions:
Dividends from net
investment income              (.09)  (.18) (.18)  (.17) (.14)     (.11)  (.21)  (.21) (.21)  (.16)

Net asset value, end
of period                     $4.08  $4.18 $4.11  $4.01  $4.06     $4.08  $4.18 $4.11 $4.01  $4.06

Ratios/supplemental data

Net assets, end of period
(in millions)                   $41    $35   $25    $20    $14       $--    $--   $--   $--    $--

Ratio of expenses to
average daily net assetsc     1.50%d 1.48% 1.49%  1.49%  1.52%d     .68%d  .63%  .60%  .55%   .58%d

Ratio of net investment
income (loss) to average
daily net assets              4.49%d 4.21% 4.43%  4.40%  4.55%d    5.13%d 5.05% 5.34% 5.33%  5.52%d

Portfolio turnover rate
(excluding short-term
securities)                     18%    18%   19%    62%    54%       18%    18%   19%   62%    54%

Total returne                 (.16%) 6.18% 6.94%  3.23%  8.78%      .25%  7.06% 7.87% 4.19%  9.43%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect  payment of a sales  charge.
f Six months ended May 31, 1999 (Unaudited).

Investments in Securities

AXP Tax-Exempt Bond Fund
May 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.5%)
Name of issuer                              Coupon          Principal           Value(a)
and title of issue(c)                        rate            amount

Alaska (0.6%)
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
      06-30-04                                 7.05%      $3,000,000(b)      $2,413,590
      06-30-05                                 7.15        3,000,000(b)       2,297,490
State Housing Finance Veterans Mortgage
   Corporation Collateralized Bonds Series 1990
   (GNMA/FNMA Insured)
      12-01-30                                 7.50        1,140,000          1,191,699
Total                                                                         5,902,779

Arizona (4.3%)
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series 1996A
      07-01-26                                 6.63        2,500,000          2,902,250

Phoenix Industrial Development Authority
   Refunding Revenue Bonds Christian Care
   Apartments
      01-01-16                                 6.25        2,000,000          2,080,680
Phoenix Industrial Development Authority
   Single Family Mortgage Revenue Capital
   Appreciation Bonds Zero Coupon
   Escrowed to Maturity
      12-01-14                                 6.69       39,000,000(b)      18,022,680
Phoenix Junior Lien Street & Highway User
   Refunding Revenue Bonds Series 1992
      07-01-11                                 6.25       10,350,000         11,156,369
Tucson Street & Highway User Pre-refunded
   Revenue Bonds Series 1991B
      07-01-10                                 6.25        8,250,000          8,578,185
Total                                                                        42,740,164

California (8.0%)
Anaheim Public Finance Authority Capital
   Appreciation Improvement Revenue Bonds
   Zero Coupon Series 1997C (FSA Insured)
      09-01-17                                 5.72        9,195,000(b)       3,563,246
Bakersfield Certificates of Participation
   Zero Coupon Escrowed to Maturity
      04-15-21                                 5.25       10,500,000(b)       3,142,545
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A
      01-01-35                                 5.00       12,000,000         11,190,240
Los Angeles County Pre-refunded Certificates of
   Participation
      05-01-15                                 6.71        3,600,000          3,851,388
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue
   Bonds Delta Airlines
      11-01-25                                 6.35        5,000,000          5,367,800
Orange County Certificates of Participation Civic
   Center Facility Capital Appreciation Refunding
   Bonds Zero Coupon (AMBAC Insured)
      12-01-18                                 6.97       13,795,000(b)       4,981,512
Sacramento Cogeneration Authority Pre-refunded
   Revenue Bonds Procter & Gamble Series 1995
      07-01-14                                 6.50        5,000,000          5,695,650
San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds Series 1993
   (MBIA Insured)
      08-01-24                                 4.75        9,000,000          8,327,430
Southern California Public Power Authority Revenue
   Bonds Mead Adelanto Series 1994A
   (AMBAC Insured)
      07-01-20                                 4.88        6,590,000          6,252,592
State Public Works Board California Community
   Colleges Lease Pre-refunded Revenue Bonds
   Series 1994B
      03-01-19                                 7.00        3,900,000          4,481,334
State Public Works Board University of California
   Lease Refunding Revenue Bonds Series 1993A
   (AMBAC Insured)
      06-01-14                                 5.50        7,275,000          7,791,089
      06-01-23                                 5.00        6,000,000          5,764,980
Ukiah Unified School District Mendocino County
   Certificates of Participation Series 1993
      09-01-10                                 6.00        3,790,000          4,043,665
West Covina Redevelopment Agency Community
   Facilities District Special Tax Refunding Bonds
   Series 1996
      09-01-17                                 6.00        5,000,000          5,434,900
Total                                                                        79,888,371

Colorado (2.6%)
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Pre-refunded Revenue Bonds
      08-31-26                                 7.00        5,685,000          6,687,208
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
      12-01-11                                 6.38        5,750,000          6,337,708
Edgewater Redevelopment Authority Tax Increment
   Refunding Revenue Bonds Edgewater
   Redevelopment Series 1999
      12-01-08                                 5.50        4,000,000          3,904,640
State Health Facilities Authority Hospital
   Improvement Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
      09-01-16                                 6.00        4,000,000          4,141,640
State Health Facilities Authority Retirement Facilities
   Revenue Bonds Liberty Heights Zero Coupon
   Escrowed to Maturity
      07-15-22                                 5.54        4,925,000(b)       1,354,326
Trailmark Metropolitan District Limited General
   Obligation Bonds Series 1999A
      12-01-18                                 5.80        3,500,000          3,467,730
Total                                                                        25,893,252

Connecticut (0.9%)
State General Obligation Bonds Series 1992A
      03-15-06                                 6.40        8,000,000          8,645,520

Delaware (0.2%)
University of Delaware Revenue Bonds Series 1989
      11-01-14                                 6.00        2,000,000          2,022,540

District of Columbia (2.6%)
District General Obligation Bonds Zero Coupon
   Series 1994B (MBIA Insured)
      06-01-13                                 6.63       23,945,000(b)      11,729,458
      06-01-14                                 6.64       26,415,000(b)      12,206,900
District Unlimited Tax General Obligation
   Refunding Bonds Series 1998B (MBIA Insured)
      06-01-17                                 6.00        2,000,000          2,202,940
Total                                                                        26,139,298

Florida (3.3%)
Duvall County Housing Authority Single Family
   Mortgage Refunding Revenue Bonds Series 1991
   (FGIC Insured)
      07-01-24                                 7.35        3,370,000          3,548,307
Hillsborough County Industrial Development
   Authority Health Facilities Revenue Bonds
   University Community Hospital Series 1999A
      08-15-23                                 5.63        1,000,000            988,830

Jacksonville Excise Tax Refunding Revenue Bonds
   Series 1992 (AMBAC Insured)
      10-01-08                                 6.50        5,000,000          5,477,950
Lee County Industrial Development Authority Health
   Care Facilities Refunding Revenue Bonds Alliance
   Retirement Community Series 1999C
      11-15-29                                 5.50        4,000,000          3,873,640
St. John's River Waste Management District Land
   Acquisition Pre-refunded Revenue Bonds
   Series 1989 (AMBAC Insured)
      07-01-09                                 6.00        7,000,000          7,016,870
State Board of Education Administration Capital
   Outlay Public Education Pre-refunded Bonds
   Series 1991C
      06-01-08                                 6.50        5,025,000          5,446,145
      06-01-09                                 6.50        6,200,000          6,719,622
Total                                                                        33,071,364

Georgia (3.4%)
Atlanta Water & Wastewater Refunding Revenue
   Bonds Series 1999A (FGIC Insured)
      11-01-38                                 5.00       10,000,000          9,411,400
Municipal Electric Authority Special Obligation
   Bonds Project 1 4th Crossover Series 1997X
   (Secondary MBIA Insured)
      01-01-20                                 6.50       19,550,000         22,847,498
Richmond County Development Authority Revenue
   Bonds Zero Coupon Escrowed to Maturity
      12-01-21                                 5.74        7,880,000(b)       2,161,642
Total                                                                        34,420,540

Hawaii (0.6%)
Honolulu City & County Pre-refunded General
   Obligation Bonds Series 1992A
      03-01-06                                 6.30        5,880,000          6,355,810

Idaho (0.4%)
State Health Facilities Authority Revenue Bonds
   Bannock Regional Medical Center Series 1995
      05-01-17                                 6.38        1,450,000          1,541,611
      05-01-25                                 6.13        2,250,000          2,346,413
Total                                                                         3,888,024

Illinois (9.2%)
Alton Madison County Hospital Facilities Refunding
   Revenue Bonds St. Anthony's Health Center
   Series 1996
      09-01-10                                 6.00        2,975,000          3,059,758
      09-01-14                                 6.00        1,765,000          1,824,304
Chicago Board of Education General Obligation
   Capital Appreciation School Improvement Bonds
   Zero Coupon Series 1999A (FGIC Insured)
      12-01-15                                 5.08       10,000,000(b)       4,196,300
Chicago O'Hare International Airport Special Facility
   Revenue Bonds United Airlines Series 1999A
      09-01-16                                 5.35        2,600,000          2,553,824
Chicago Public Building Commission Building
   Revenue Bonds Chicago Board of Education
   Series 1990A Escrowed to Maturity (MBIA Insured)
      01-01-18                                 6.50       23,500,000         23,878,349
Cook & Will Counties Township High School
   District 206 Capital Appreciation Bonds
   Zero Coupon Series 1994C (AMBAC Insured)
      12-01-10                                 6.55        2,605,000(b)       1,478,963
Cook County School District 170 Chicago Heights
   Pre-refunded Capital Appreciation Bonds
   Zero Coupon Series 1994C (AMBAC Insured)
      12-01-09                                 6.50        2,155,000(b)       1,323,967
      12-01-10                                 6.55        2,155,000(b)       1,249,878
Cook County Unlimited Tax General Obligation
   Bonds Series 1989
      11-01-09                                 6.50        5,800,000          5,877,140
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Capital Appreciation
   Refunding Revenue Bonds McCormick Place
   Expansion Zero Coupon Series 1993A
   (FGIC Insured)
      06-15-10                                 6.64       11,000,000(b)       6,388,360
      06-15-16                                 6.80        9,000,000(b)       3,671,190
      06-15-21                                 6.54        5,000,000(b)       1,533,550
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Capital Appreciation
   Refunding Revenue Bonds McCormick Place
   Expansion Zero Coupon Series 1994
   (MBIA Insured)
      06-15-20                                 5.70        3,070,000(b)         996,123
State Development Finance Authority Pollution
   Control Refunding Revenue Bonds Illinois Power
   Series 1991A
      07-01-21                                 7.38       10,000,000         11,491,800
State Development Finance Authority Regency Park
   Retirement Housing Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
      07-15-25                                 6.50       10,000,000(b)       2,144,500
State Development Finance Authority Retirement
   Housing Revenue Bonds Zero Coupon
   Escrowed to Maturity
      04-15-20                                 7.75       13,745,000(b)       4,016,152
State Educational Facilities Authority Pre-refunded
   Revenue Bonds Columbia College
      12-01-17                                 6.88        1,930,000          2,175,477
State Educational Facilities Authority Revenue Bonds
   Columbia College
      12-01-18                                 6.13        3,015,000          3,075,662
State Educational Facilities Authority Revenue Bonds
   Lewis University Series 1996
      10-01-16                                 6.10        2,005,000          2,063,747
State Educational Facilities Authority Unrefunded
   Revenue Bonds Columbia College
      12-01-17                                 6.88          830,000            900,384
State Health Facilities Authority Refunding Revenue
   Bonds Edwards Hospital Series 1993A
      02-15-19                                 6.00        3,055,000          3,127,434
State Health Facilities Authority Refunding Revenue
   Bonds Masonic Medical Center Series 1993
      10-01-19                                 5.50        5,000,000          4,874,200
Total                                                                        91,901,062

Indiana (1.6%)
Seymour Economic Development Revenue Bonds
   Union Camp Series 1992
      07-01-12                                 6.25        2,870,000          3,226,196
State Transportation Finance Authority Highway
   Revenue Bonds Series 1990A
      06-01-15                                 7.25       10,000,000         12,307,200
Total                                                                        15,533,396

Iowa (0.3%)
State Finance Authority Single Family
   Mortgage-backed Securities Program Bonds
   Series 1991A
      07-01-16                                 7.25        2,715,000          2,842,225

Kentucky (0.8%)
Muhlenberg County Hospital Refunding Revenue
   Bonds Muhlenberg Community Hospital
   Series 1996
      07-01-10                                 6.75        3,820,000          3,965,122
Owensboro Electric Light & Power Refunding
   Revenue Bonds Zero Coupon Series 1991B
   (AMBAC Insured)
      01-01-15                                 6.65        9,125,000(b)       4,104,699
Total                                                                         8,069,821

Louisiana (2.2%)
Bastrop Industrial Development Board Pollution
   Control Refunding Revenue Bonds International
   Paper Series 1992A
      03-01-07                                 6.90        6,875,000          7,385,125
New Orleans Capital Appreciation General Obligation
   Refunding Revenue Bonds Zero Coupon
   (AMBAC Insured)
      09-01-12                                 6.63        6,250,000(b)       3,213,875
New Orleans Home Mortgage Authority Special
   Obligation Refunding Bonds Series 1992
   Escrowed to Maturity
      01-15-11                                 6.25        9,000,000         10,101,960
State Public Facilities Authority Revenue Bonds
   Centenary College Series 1997
      02-01-17                                 5.90        1,000,000          1,027,350
Total                                                                        21,728,310

Maryland (2.7%)
State Community Development Administration
   Department of Housing & Community
   Development Single Family Program Bonds
   1st Series 1991
      04-01-17                                 7.30       10,500,000         10,974,285
State Health & Higher Education Facilities
   Authority Revenue Bonds Anne Arundel
   Medical Center (AMBAC Insured)
      07-01-23                                 5.00        7,000,000          6,771,240
State Health & Higher Education Facilities
   Authority Revenue Bonds Frederick Memorial
   Hospital Series 1993 (FGIC Insured)
      07-01-28                                 5.00       10,000,000          9,614,400
Total                                                                        27,359,925

Massachusetts (4.3%)
Municipal Wholesale Electric Power Supply System
   Pre-refunded Revenue Bonds Series 1992B
      07-01-17                                 6.75       10,000,000         11,018,100
State Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds Melrose-Wakefield
   Hospital Series 1992B
      07-01-16                                 6.38        1,430,000          1,559,658
State Health & Educational Facilities Authority
   Refunding Revenue Bonds Caritas Christi Obligated
   Group Series 1999A
      07-01-15                                 5.70        3,000,000          3,007,380
State Health & Educational Facilities Authority
   Revenue Bonds Valley Regional Health System
   Series 1994C (Connie Lee Insured)
      07-01-18                                 5.75        3,500,000          3,627,470
State Turnpike Authority Metro Highway System
   Senior Lien Revenue Bonds Toll Road Series 1997A
   (MBIA Insured)
      01-01-37                                 5.00       20,000,000         18,747,800
State Water Resource Authority General Revenue
   Bonds Series D (MBIA Insured)
      08-01-24                                 5.00        4,785,000          4,579,963
Total                                                                        42,540,371

Michigan (2.6%)
Battle Creek Calhoun County Downtown
   Development Authority Pre-refunded Bonds
   Series 1994
      05-01-22                                 7.65        3,750,000          4,368,375
Detroit Downtown Development Authority
   Development Area Project 1 Junior Lien
   Tax Increment Refunding Bonds Series 1996D
      07-01-25                                 6.50        6,000,000          6,852,240
Detroit Water Supply System Refunding Revenue
   Bonds Series 1992 (FGIC Insured)
      07-01-07                                 6.25        2,000,000          2,157,040
State Hospital Finance Authority Refunding Revenue
   Bonds Central Michigan Community Hospital
      10-01-16                                 6.25        2,225,000          2,367,155
State Hospital Finance Authority Refunding Revenue
   Bonds Greater Detroit Sinai Hospital Series 1995
      01-01-16                                 6.63        2,000,000          2,059,840
State Hospital Finance Authority Refunding Revenue
   Bonds Presbyterian Villages Obligated Group
   Series 1995
      01-01-15                                 6.40        1,000,000          1,053,210
      01-01-25                                 6.50        1,000,000          1,056,470
State Hospital Finance Authority Refunding Revenue
   Bonds Presbyterian Villages Obligated Group
   Series 1997
      01-01-15                                 6.38          400,000            422,436
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Ford Motor Series 1991A
      02-01-06                                 7.10        5,000,000          5,751,000
Total                                                                        26,087,766

Minnesota (2.9%)
Minneapolis & St. Paul Housing & Redevelopment
   Authority Health Care System Series 1990A
   (MBIA Insured)
      08-15-05                                 7.40        4,500,000          4,795,965
Rochester Health Care Facilities Revenue Bonds
   Mayo Foundation Series 1992A
      11-15-19                                 4.95       15,000,000         14,332,649
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Regions Hospital
   Series 1998
      05-15-28                                 5.30        4,125,000          3,886,699
State Housing Finance Agency Single Family
   Mortgage Revenue Bonds Series 1988E
      02-01-14                                 7.65        3,750,000          3,829,388
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds Woodbury
   Multi-family Housing Series 1996
      12-01-23                                 6.95        2,440,000          2,508,247
Total                                                                        29,352,948

Mississippi (0.3%)
State Hospital Refunding Revenue Bonds University
   of Mississippi Medical Center Educational Building
   Series 1998B (AMBAC Insured)
      12-01-23                                 5.50        3,000,000          3,115,380

Missouri (1.0%)
St. Louis Regional Convention & Sports Complex
   Authority Pre-refunded Revenue Bonds
   Series 1991C
      08-15-21                                 7.90        8,500,000          9,751,307

Nevada (0.5%)
Clark County Special Improvement District 108
   Local Improvement Bonds Summerline
   Series 1997
      02-01-12                                 6.50        4,440,000          4,580,038

New Hampshire (0.1%)
State Higher Education & Health Facilities Authority
   College Revenue Bonds New Hampshire College
   Series 1997
      01-01-27                                 6.38        1,000,000          1,033,610

New Jersey (1.7%)
State Turnpike Authority Revenue Bonds
   Series 1991C
      01-01-05                                 6.50       16,000,000         16,820,320

New York (10.9%)
Metropolitan Transportation Authority State
   Dedicated Tax Fund Revenue Bonds Series 1999A
   (FSA Insured)
      04-01-29                                 5.00        6,170,000          5,893,646
New York City Municipal Water Finance Authority
   Water & Sewer System Refunding Revenue Bonds
   Series 1999B (FSA Insured)
      06-15-29                                 5.00        5,500,000          5,245,240
New York City Pre-refunded Unlimited General
   Obligation Bonds Series 1992B
      10-01-17                                 6.75       10,525,000         11,597,813
New York City Pre-refunded Unlimited General
   Obligation Bonds Series 1994B-1
      08-15-16                                 7.00        8,850,000         10,123,692
New York City Unrefunded Unlimited General
   Obligation Bonds Series 1992B
      10-01-17                                 6.75          625,000            678,444
State Dormitory Authority New York City University
   System Consolidated 2nd Generation Resource
   Revenue Bonds Series 1994A
      07-01-18                                 5.75        5,500,000          5,856,235
State Dormitory Authority State Courts Facilities
   Lease Revenue Bonds Series 1993A
      05-15-21                                 5.25       20,000,000         19,616,400
State Dormitory Authority State Department of
   Health Refunding Revenue Bonds
      07-01-20                                 5.50        3,060,000          3,092,008
State Medical Care Facilities Finance Agency Mental
   Health Services Facilities Improvement Refunding
   Revenue Bonds Series 1993F
      02-15-14                                 5.38        7,510,000          7,576,689
State Mortgage Agency Homeowner Mortgage
   Revenue Bonds Series 1991TT
      04-01-15                                 7.50       15,945,000         16,849,400
State Urban Development Capital Correctional
   Facilities Revenue Bonds 4th Series 1993
      01-01-23                                 5.38       23,815,000         23,797,852
Total                                                                       110,327,419

North Carolina (4.1%)
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1989A
      01-01-24                                 6.50       20,000,000         20,054,400
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
      01-01-16                                 5.60        6,500,000          6,416,735
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993G
      12-01-16                                 5.75       12,750,000         12,766,830
State Medical Care Community Hospital Refunding
   Revenue Bonds Pitt County Memorial Hospital
   Series 1998A (MBIA Insured)
      12-01-28                                 4.75        1,850,000          1,678,579
Total                                                                        40,916,544

North Dakota (0.5%)
Ward County Health Care Facilities Refunding
   Revenue Bonds Trinity Obligated Group
   Series 1996B
      07-01-21                                 6.25        4,365,000          4,593,246

Ohio (1.3%)
Akron Bath Copley Joint Township Hospital District
   Revenue Bonds Summa Hospital Series 1998A
      11-15-24                                 5.38        2,755,000          2,589,672
Carroll Water & Sewer District Unlimited Tax
   General Obligation Bonds
      12-01-10                                 6.25          950,000            995,857
Columbus Sewerage System Refunding Revenue
   Bonds Series 1992
      06-01-05                                 6.30        3,500,000          3,781,225
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                 7.70          300,000            339,009
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series 1993A
      05-15-29                                 5.95        5,000,000          5,097,500
Total                                                                        12,803,263

Oklahoma (0.4%)
Stillwater Medical Center Authority Hospital
   Revenue Bonds Series 1997B
      05-15-12                                 6.35        1,000,000          1,054,700
Valley View Hospital Authority Refunding Revenue
   Bonds Series 1996
      08-15-14                                 6.00        2,695,000          2,781,294
Total                                                                         3,835,994

Pennsylvania (3.5%)
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Philadelphia Electric Series 1991A
      04-01-21                                 7.38       23,540,000         24,976,175
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Series 1997A
      07-01-13                                 6.10        4,000,000          4,109,640
Philadelphia Hospital & Higher Education Facilities
   Authority Hospital Revenue Bonds
   Friends Hospital Series 1993
      05-01-11                                 6.20        2,500,000          2,574,875
Philadelphia School District General Obligation
   Bonds Series 1998 (MBIA Insured)
      04-01-27                                 4.75        3,965,000          3,638,403
Total                                                                        35,299,093

Rhode Island (0.2%)
Providence Special Tax Increment Obligation Bonds
   Series 1996D
      06-01-16                                 6.65        1,500,000          1,623,360

South Carolina (0.9%)
Horry County Hospital Refunding Revenue Bonds
   Conway Hospital Series 1992
      07-01-12                                 6.75        3,665,000          3,954,278
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A
   (MBIAInsured)
      01-01-25                                 4.75        5,000,000          4,571,200
Total                                                                         8,525,478

Tennessee (0.2%)
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds Zero Coupon
   Escrowed to Maturity
      06-01-21                                 5.71        7,500,000(b)       2,153,850

Texas (9.6%)
Austin Utility System Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   (AMBAC Insured)
      11-15-10                                 6.51        5,055,000(b)       2,892,319
Austin Utility System Capital Appreciation Refunding
   Revenue Bonds Zero Coupon Series 1992A
    (MBIA Insured)
      11-15-10                                 6.61       16,000,000(b)       9,154,720
Austin Utility System Combined Utility
   Refunding Revenue Bonds Series 1992
   (AMBAC Insured)
      11-15-06                                 6.25       10,500,000         11,411,505
Harris County Cypress-Fairbanks Independent
   School District Unlimited Tax Schoolhouse Bonds
   Series 1990 (FGIC Insured)
      08-01-08                                 6.50        1,500,000          1,554,045
Harris County Health Facilities Development
   Hermann Hospital Revenue Bonds (MBIA Insured)
      10-01-24                                 6.38        8,820,000          9,826,274
Houston Independent School District Refunding
   Revenue Bonds Series 1999A (Permanent School
   Fund Guarantee)
      02-15-26                                 4.75       10,000,000          9,204,700
Houston Water & Sewer System Junior Lien
   Refunding Revenue Bonds Zero Coupon
   Series 1991C (AMBAC Insured)
      12-01-08                                 6.60        8,000,000(b)       5,129,120
Municipal Power Agency Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   (AMBAC  Insured)
      09-01-09                                 6.90       18,000,000(b)      11,053,980
Northwest Independent School District Unlimited
   Tax General Obligation Capital Appreciation
   Refunding Revenue Bonds Zero Coupon
   Series 1997 (Permanent School Fund Guarantee)
      08-15-17                                 6.23        3,000,000(b)       1,053,300
San Antonio Water Refunding Revenue Bonds
   (FGIC Insured)
      05-15-07                                 6.40       25,000,000         27,046,999
State Coastal Water Authority Water Conveyance
   System Refunding Revenue Bonds Series 1991
   Escrowed to Maturity (AMBAC Insured)
      12-15-17                                 6.25        5,000,000          5,300,850
State Public Property Financial Corporation Lease
   Revenue Bonds Mental Health Mental Retardation
   Series 1996
      09-01-16                                 6.20        2,340,000          2,436,806
Total                                                                        96,064,618

Virginia (0.7%)
Augusta County Industrial Development Authority
   Refunding Revenue Bonds Augusta Hospital
   Series 1993 (AMBAC Insured)
      09-01-21                                 5.13        3,600,000          3,495,024
Fairfax County Water Authority Refunding Revenue
   Bonds Series 1997
      04-01-21                                 5.00        3,750,000          3,690,975
Total                                                                         7,185,999

Washington (5.5%)
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
      03-01-26                                 6.80        2,500,000          2,662,150
King County Refunding Revenue Bonds Public
   Hospital District 1 Valley Medical Center
      09-01-20                                 5.75        3,000,000          3,214,500
King County Unlimited Tax General Obligation
   Bonds Auburn School District 408 Series 1992A
      12-01-06                                 6.38        8,000,000          8,965,680
King County Unlimited Tax General Obligation
   Bonds Issaquah School District 411 Series 1992
      12-01-08                                 6.38       16,675,000         18,865,261
Spokane County School District 356 Unlimited
   General Obligation Bonds Series 1998B
   Zero Coupon (FGIC Insured)
      12-01-15                                 5.08       10,330,000(b)       4,405,125
State Public Power Supply System Nuclear Power
   Project 1 Pre-refunded Revenue Bonds
   Series 1989A
      07-01-17                                 6.00       12,130,000         12,158,627
State Public Power Supply System Nuclear Power
   Project 3 Capital Appreciation Refunding
   Revenue Bonds Zero Coupon Series 1989B
   (MBIA Insured)
      07-01-13                                 6.61       10,360,000(b)       5,053,297
Total                                                                        55,324,640

West Virginia (1.0%)
State School Building Authority Capital Improvement
   Pre-refunded Revenue Bonds Series 1990B
   (MBIA Insured)
      07-01-20                                 6.00        9,730,000         10,006,916

Wisconsin (0.2%)
State Health & Educational Facilities Authority
   Revenue Bonds Divine Savior Hospital
      06-01-28                                 5.70        2,140,000          2,086,671

Wyoming (0.3%)
State Community Development Authority Single
   Family Mortgage Bonds Series 1991B
   (Federally Insured or Guaranteed Mortgage Loan)
      06-01-31                                 7.40        2,555,000          2,613,433

Total municipal bonds
(Cost: $855,809,648)                                                       $963,044,665

See  accompanying  notes to  investments  in  securities.



Municipal notes (3.0%)
Issuer(d,e)                                Effective         Amount             Value(a)
                                             yield         payable at
                                                            maturity

Burke County Georgia Development Authority
   Pollution Control Revenue Notes (Georgia Power)
   2nd Series 1994 V.R.
      07-01-24                                 3.40%      $3,300,000         $3,300,000
Cohasset Minnesota Revenue Notes (Minnesota
   Power & Light) Series 1997A V.R.D.N.
      06-01-20                                 3.30        1,100,000          1,100,000
Harris County Texas Health Facilities Development
   Hospital Revenue Notes (Methodist Hospital) V.R.
      12-01-25                                 3.40        1,100,000          1,100,000
Illinois Health Facilities Authority Revenue Notes
   (Northwestern Memorial Hospital) V.R.
      08-15-25                                 3.35        3,400,000          3,400,000
Lincoln County Wyoming Pollution Control Revenue
   Notes (Exxon) V.R.
      08-01-15                                 3.35        1,200,000          1,200,000
      11-01-24                                 3.40        3,200,000          3,200,000
Long Island New York Power  Authority  Electric
System Revenue Notes 6th Series 1998 V.R.
      05-01-33                                 3.20        7,700,000          7,700,000
Moffat County Colorado Pollution Control Revenue
   Notes (Pacificorp) V.R.
      05-01-13                                 3.30          800,000            800,000
New York City General Obligation Notes
   Series 1995B-5 V.R.
      08-15-22                                 3.30          200,000            200,000
New York City Series 1994B2-B5 V.R.
      08-15-11                                 3.30          300,000            300,000
Putnam County Georgia Development Authority
   Pollution Control Revenue Notes (Georgia Power)
   2nd Series 1997 V.R.
      09-01-29                                 3.40        1,300,000          1,300,000
Regents of the University of Michigan Hospital
   Revenue Notes Series 1992A V.R.
      12-01-19                                 3.30          300,000            300,000
Regents of the University of Michigan Hospital
   Revenue Notes Series 1995A V.R.
      12-01-27                                 3.30          900,000            900,000
Roanoke Virginia Hospital Revenue Notes Carilion
   Health System Series 1995A V.R.
      07-01-19                                 3.40        2,200,000          2,200,000
Sublette County Wyoming Notes (Exxon)
   Series 1984 V.R.
      11-01-14                                 3.35        2,750,000          2,750,000

Total municipal notes
(Cost: $29,750,000)                                                         $29,750,000

Total investments in securities
(Cost: $885,559,648)(f)                                                    $992,794,665

See  accompanying  notes to  investments  in  securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA     --    ACA Financial Guaranty Corporation
AMBAC   --    American Municipal Bond Association Corporation
BIG     --    Bond Investors Guarantee
CGIC    --    Capital Guaranty Insurance Company
FGIC    --    Financial Guarantee Insurance Corporation
FHA     --    Federal Housing Authority
FNMA    --    Federal National Mortgage Association
FSA     --    Financial Security Assurance
GNMA    --    Government National Mortgage Association
MBIA    --    Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.  --    Alternative Minimum Tax
B.A.N.  --    Bond Anticipation Note
C.P.    --    Commercial Paper
R.A.N.  --    Revenue Anticipation Note
T.A.N.  --    Tax Anticipation Note
T.R.A.N.--    Tax & Revenue Anticipation Note
V.R.    --    Variable Rate
V.R.D.B.--    Variable Rate Demand Bond
V.R.D.N.--    Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1999.

(f) At May 31, 1999, the cost of securities for federal income tax purposes was approximately $885,560,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $108,486,000
Unrealized depreciation                                            (1,251,000)
                                                                   ----------
Net unrealized appreciation                                      $107,235,000

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